ROYALTY AND OTHER PROPERTY INTERESTS - Disclosure for detailed information for payments received in asset purchase agreement (Details) - Agnicos Oijarvi Gold Project [Member] $ in Thousands	Dec. 31, 2022 USD ($)
Disclosure of detailed information about business combination [line items]
Cash payments to be received	$ 563
Amount of shares to be received	938
Upon signing of the agreement (paid and issued) [Member]
Disclosure of detailed information about business combination [line items]
Cash payments to be received	0
Amount of shares to be received	375
First anniversary of the purchase agreement (received) [Member]
Disclosure of detailed information about business combination [line items]
Cash payments to be received	250
Amount of shares to be received	250
Second anniversary of the purchase agreement [Member]
Disclosure of detailed information about business combination [line items]
Cash payments to be received	313
Amount of shares to be received	$ 313